INVESTMENTS IN EQUITY INVESTEES - Summarized balance sheet (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)	[1]	Dec. 31, 2021 VND (₫)	[1]
Summarized balance sheets
Current assets	₫ 64,781,629	$ 2,662,076,392	₫ 50,583,489	[1]
Non-current assets	91,184,867	3,747,066,653	96,274,232	[1]
Current liabilities	(171,508,908)	(7,047,828,560)	(152,036,022)	[1]
Non-current liabilities	(79,362,331)	(3,261,242,285)	(60,233,414)	[1]
Total equity	(94,904,743)	(3,899,927,799)	(65,411,715)	[1]	₫ (36,228,506)		₫ (73,389,417)
The Group	69,806,927	2,868,581,344	77,370,679	[1]
The other partner in the joint venture	(164,711,670)	(6,768,509,143)	(142,782,394)	[1]
V-G High Tech Energy Solutions Co., Ltd.
Summarized balance sheets
Current assets	1,285,393	52,820,752	1,250,629
Non-current assets	5,663,362	232,724,964	1,992,423
Current liabilities	(4,188,116)	(172,102,568)	(743,905)
Non-current liabilities	(361,947)	(14,873,516)
Total equity	2,398,692	98,569,632	2,499,147
The Group	1,166,102	47,918,718	1,214,938
The other partner in the joint venture	₫ 1,232,590	$ 50,650,914	₫ 1,284,209

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).